Sales Transfer of Receivables (Detail) (Performing) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2012 INR
Cash flow information
Collections against securitized receivables/transfers	$ 29.5	1,771.9	1,946.0	3,692.6
Payments made	25.6	1,537.7	1,819.6	3,430.3
Cash flows on retained interests	$ 3.7	223.1	128.6	220.4